Securities - Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Proceeds	$ 1	$ 1,576
Realized gains	1	56
Realized losses	0	0
Net securities gains	$ 1	$ 56